                  SUPPLEMENT DATED AUGUST 19, 2005 TO THE
                                 PROSPECTUSES
                         (CLASS A, B, C, & P SHARES)

-------------------------------------------------------------------------------

LORD ABBETT AFFILIATED FUND, INC.

LORD ABBETT BLEND TRUST
   Lord Abbett Small-Cap Blend Fund

LORD ABBETT BOND-DEBENTURE FUND, INC.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

LORD ABBETT GLOBAL FUND, INC.
    Equity Series
    Income Series

LORD ABBETT INVESTMENT TRUST
    Lord Abbett Balanced Strategy Fund
    Lord Abbett Core Fixed Income Fund
    Lord Abbett High Yield Fund
    Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund
    Lord Abbett U.S. Government & Government Sponsored Enterprises Fund Lord Abbett Total Return Fund
    Lord Abbett Convertible Fund
    Lord Abbett Income Strategy Fund
    Lord Abbett World & Income Strategy Fund

LORD ABBETT RESEARCH FUND, INC.
    Lord Abbett America's Value Fund
    Lord Abbett Growth Opportunities Fund
    Lord Abbett Large-Cap Core Fund

LORD ABBETT LARGE-CAP GROWTH FUND

LORD ABBETT SECURITIES TRUST
    Lord Abbett Alpha Strategy Fund
    Lord Abbett All Value Fund
    Lord Abbett International Opportunities Fund
    Lord Abbett International Core Equity Fund
    Lord Abbett Large-Cap Value Fund

LORD ABBETT MUNICIPAL INCOME FUND, INC.
    Lord Abbett California Tax-Free Income Fund
    Lord Abbett Connecticut Tax-Free Income Fund
    Lord Abbett Hawaii Tax-Free Income Fund
    Lord Abbett Minnesota Tax-Free Income Fund
    Lord Abbett Missouri Tax-Free Income Fund
    Lord Abbett National Tax-Free Income Fund
    Lord Abbett New Jersey Tax-Free Income Fund
    Lord Abbett New York Tax-Free Income Fund
    Lord Abbett Texas Tax-Free Income Fund
    Lord Abbett Washington Tax-Free Income Fund

LORD ABBETT MUNICIPAL INCOME TRUST
    Florida Series
    Georgia Series
    Michigan Series
    Pennsylvania Series
    Lord Abbett Insured Intermediate Tax-Free Fund
    Lord Abbett High Yield Municipal Bond Fund

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED
ENTERPRISES MONEY MARKET FUND, INC.

-------------------------------------------------------------------------------

       With respect to the Funds and/or Series referenced above (the "Funds"), the section entitled "YOUR INVESTMENT - PURCHASES - CLASS A SHARE PURCHASES WITHOUT A FRONT-END SALES CHARGE" is hereby amended to add purchases that qualify under the Edward Jones Free Switch Program as a category of purchases of Class A shares that may be purchased without a front-end sales charge. Under this program, shareholders of certain mutual funds who have held their shares since at least December 31, 2004 at Edward Jones may exchange those shares for shares of any other mutual fund available through Edward Jones without paying a front-end sales charge during the 90 day period beginning August 19, 2005 and ending November 16, 2005.